Statement of Additional Information Supplement dated June 29, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:
Invesco Basic Balanced Fund
Invesco European Small Company Fund
Invesco Global Core Equity Fund
Invesco International Small Company Fund
Invesco Mid Cap Basic Value Fund
Invesco Select Equity Fund
Invesco Small Cap Equity Fund
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Basic Balanced Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of December 31, 2009 (except as noted):

		Other Registered Mutual		Other Pooled Investment		Other Accounts
	Dollar	Funds Managed (assets in		Vehicles Managed (assets		Managed
	Range of	millions)		in millions)		(assets in millions)
	Investments	Number		Number		Number
“Portfolio	in Each	of		of		of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Basic Balanced Fund
Thomas Bastian[2]	None	19	$24,500.0	None	None	2	$13.4
Cynthia Brien	None	7	$950.8	3	$1,639.9	None	None
Chuck Burge	None	7	$964.5	7	$3,122.8	1	$6.4
John Craddock[3]	None	None	None	1	$724.2	None	None
Mark Laskin[2]	None	19	$24,500.0	None	None	2	$13.4
Mary Jayne Maly[2]	None	19	$24,500.0	None	None	2	$13.4
Sergio Marcheli[2]	None	19	$24,500.0	None	None	2	$13.4
James Roeder[2]	None	19	$24,500.0	None	None	2	$13.4

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Bastian, Laskin, Marcheli and Roeder and Ms. Maly began serving as portfolio managers of Invesco Basic Balanced Fund on June 25, 2010.

3	Mr. Craddock began serving as portfolio manager of Invesco Basic Balanced Fund on June 25, 2010. Information for Mr. Craddock has been provided as of May 31, 2010.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Mid Cap Basic Value Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of December 31, 2009:

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		Other Registered Mutual		Other Pooled Investment		Other Accounts
	Dollar	Funds Managed (assets in		Vehicles Managed (assets		Managed
	Range of	millions)		in millions)		(assets in millions)
	Investments	Number		Number		Number
“Portfolio	in Each	of		of		of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Mid Cap Basic Value Fund
Thomas Copper[2]	None	6	$1,500.0	None	None	None	None
John Mazanec[2]	None	6	$1,500.0	None	None	None	None
Sergio Marcheli[2]	None	6	$1,500.0	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Copper, Mazanec and Marcheli began serving as portfolio manager of Invesco Mid Cap Basic Value Fund on June 25, 2010.”

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